UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)   (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2025

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2025 (unaudited)

Description	Shares	Fair Value
Common Stocks | 100.3%
Australia | 1.2%
Computershare Ltd.	107,427	$2,642,756
Canada | 3.0%
Dollarama, Inc.	38,380	4,104,037
Toromont Industries Ltd.	32,506	2,544,144
		6,648,181
China | 2.6%
NXP Semiconductors NV	13,995	2,659,890
Tencent Holdings Ltd.	46,600	2,969,935
		5,629,825
Denmark | 1.3%
Carlsberg AS, Class B	12,167	1,549,736
Zealand Pharma AS (*)	17,023	1,281,208
		2,830,944
Finland | 0.9%
Kone OYJ, Class B	36,683	2,029,705
France | 3.3%
EssilorLuxottica SA	7,649	2,200,502
Legrand SA	17,416	1,844,079
LVMH Moet Hennessy Louis Vuitton SE	3,587	2,239,445
Pernod Ricard SA	10,489	1,041,883
		7,325,909
Hong Kong | 1.7%
AIA Group Ltd.	213,200	1,611,624
Techtronic Industries Co. Ltd.	173,500	2,089,613
		3,701,237
India | 1.2%
HDFC Bank Ltd. ADR	41,283	2,742,843
Ireland | 2.6%
Accenture PLC, Class A	18,383	5,736,231
Japan | 5.5%
FANUC Corp.	70,800	1,932,230
Mizuho Financial Group, Inc.	140,900	3,837,478
Nintendo Co. Ltd.	16,500	1,125,456
Sanrio Co. Ltd.	111,600	5,168,554
		12,063,718
Netherlands | 3.7%
Argenx SE ADR (*)	3,105	1,837,741
ASM International NV	4,388	2,010,484
Wolters Kluwer NV	28,135	4,370,092
		8,218,317
Description	Shares	Fair Value
Spain | 1.3%
Industria de Diseno Textil SA	55,220	$2,754,495
Sweden | 1.8%
Assa Abloy AB, Class B	51,569	1,549,578
Hexagon AB, B Shares	218,680	2,343,238
		3,892,816
Switzerland | 3.3%
ABB Ltd.	83,974	4,345,757
Partners Group Holding AG	2,027	2,876,351
		7,222,108
Taiwan | 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,582	5,740,612
United Kingdom | 8.6%
AstraZeneca PLC	24,108	3,523,256
Coca-Cola Europacific Partners PLC	40,696	3,541,773
Diageo PLC	101,182	2,639,512
RELX PLC	101,603	5,089,588
Unilever PLC	70,108	4,176,593
		18,970,722
United States | 55.7%
Adobe, Inc. (*)	6,913	2,651,343
Alphabet, Inc., Class A	14,977	2,316,043
Amazon.com, Inc. (*)	34,378	6,540,758
Amphenol Corp., Class A	57,206	3,752,142
Aon PLC, Class A	13,115	5,234,065
Apple, Inc.	44,094	9,794,600
Avery Dennison Corp.	8,860	1,576,814
Bank of America Corp.	68,502	2,858,589
Booz Allen Hamilton Holding Corp.	29,322	3,066,495
Charles Schwab Corp.	64,992	5,087,574
Coca-Cola Co.	56,633	4,056,056
Corpay, Inc. (*)	4,971	1,733,487
Danaher Corp.	16,468	3,375,940
Equifax, Inc.	10,697	2,605,361
HealthEquity, Inc. (*)	21,457	1,896,155
Intercontinental Exchange, Inc.	28,700	4,950,750
IQVIA Holdings, Inc. (*)	18,486	3,259,082
Marvell Technology, Inc.	21,532	1,325,725
McDonald’s Corp.	9,884	3,087,465
Meta Platforms, Inc., Class A	3,312	1,908,904
Microsoft Corp.	19,980	7,500,292
Motorola Solutions, Inc.	8,052	3,525,246
NIKE, Inc., Class B	19,992	1,269,092
Procter & Gamble Co.	21,102	3,596,203

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2025 (unaudited)

Description	Shares	Fair Value
PTC, Inc. (*)	18,040	$2,795,298
Rockwell Automation, Inc.	8,700	2,247,906
S&P Global, Inc.	8,550	4,344,255
Salesforce, Inc.	17,834	4,785,932
Sysco Corp.	20,749	1,557,005
Texas Instruments, Inc.	18,230	3,275,931
Thermo Fisher Scientific, Inc.	8,288	4,124,109
UnitedHealth Group, Inc.	5,413	2,835,059
Visa, Inc., A Shares	17,192	6,025,108
Warner Music Group Corp., Class A	34,017	1,066,433
Zoetis, Inc.	15,669	2,579,901
		122,605,118
Total Common Stocks (Cost $159,296,493)		220,755,537

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 6.9%
Brazil | 2.3%
Brazil Notas do Tesouro Nacional, 10.000%, 01/01/29	33,360	$5,101,675
Indonesia | 0.6%
Indonesia Treasury Bonds, 8.375%, 09/15/26	22,166,000	1,370,651
Malaysia | 2.2%
Malaysia Government Bonds:
3.502%, 05/31/27	10,260	2,317,199
3.733%, 06/15/28	10,500	2,380,749
		4,697,948
Mexico | 1.0%
Mexico Bonos, 7.750%, 05/29/31	49,000	2,249,919
South Africa | 0.8%
South Africa Government Bonds, 10.500%, 12/21/26	32,000	1,805,586
Total Foreign Government Obligations (Cost $18,167,285)		15,225,779

Description	Shares	Fair Value
Short-Term Investments | 3.4%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $7,463,211)	7,463,211	$7,463,211
Total Investments | 110.6% (Cost $184,926,989) (»)		$243,444,527
Liabilities in Excess of Cash and Other Assets | (10.6)%		(23,277,592)
Net Assets | 100.0%		$220,166,935

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2025 (unaudited)

Forward Currency Contracts open at March 31, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counter- party	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	11,642,717	USD	2,002,332	CIT	06/27/25	$877	$—
CLP	1,474,364,720	USD	1,604,000	CIT	06/23/25	—	52,245
CLP	1,306,165,000	USD	1,320,893	SCB	07/30/25	53,184	—
CLP	1,665,846,000	USD	1,675,901	SCB	07/30/25	76,558	—
COP	19,441,650,000	USD	4,301,631	CIT	05/07/25	325,551	—
EGP	90,043,200	USD	1,665,924	CIT	05/19/25	75,252	—
EGP	112,314,300	USD	2,050,485	HSB	08/05/25	51,064	—
EGP	99,704,100	USD	1,770,000	SCB	12/24/25	—	10,940
HUF	2,454,082,031	USD	6,715,000	CIT	04/04/25	—	127,367
HUF	2,454,082,031	USD	6,571,204	CIT	05/30/25	—	2,727
IDR	86,019,616,000	USD	5,387,000	CIT	06/10/25	—	240,316
IDR	16,110,900,000	USD	972,000	CIT	06/10/25	—	8,060
ILS	12,773,542	USD	3,533,345	CIT	04/30/25	—	95,713
INR	504,039,851	USD	5,891,000	CIT	06/09/25	—	23,658
KRW	10,225,908,000	USD	7,071,370	HSB	06/13/25	—	107,809
KZT	2,686,204,800	USD	5,273,790	SCB	06/09/25	—	48,071
MXN	49,300,203	USD	2,380,215	HSB	04/30/25	19,622	—
NGN	3,763,800,000	USD	2,204,921	SCB	09/09/25	99,200	—
PEN	11,156,700	USD	3,040,138	CIT	09/08/25	—	14,589
PHP	210,987,012	USD	3,557,000	JPM	06/20/25	121,167	—
PLN	14,199,879	USD	3,535,807	CIT	05/19/25	124,183	—
SGD	6,961,147	USD	5,088,000	SCB	04/15/25	96,928	—
TRY	98,650,588	USD	2,327,269	HSB	09/12/25	—	159,745
TRY	61,654,432	USD	1,384,000	HSB	09/12/25	—	29,346
TRY	103,399,700	USD	2,654,133	JPM	05/05/25	—	39,887
USD	5,817,000	EUR	5,446,629	HSB	05/21/25	—	88,335
USD	6,589,909	HUF	2,454,082,031	CIT	04/04/25	2,276	—
UYU	214,972,580	USD	5,119,004	JPM	06/11/25	—	71,396
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,045,862	$1,120,204

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	—	American Depositary Receipt

Currency Abbreviations:
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
KRW	—	South Korean Won
KZT	—	Kazakhstan Tenge
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
SGD	—	Singapore Dollar
TRY	—	New Turkey Lira
USD	—	United States Dollar
UYU	—	Uruguayan Peso
Counterparty Abbreviations:
CIT	—	Citibank N.A.
HSB	—	HSBC Bank USA N.A.
JPM	—	JPMorgan Chase Bank N.A.
SCB	—	Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2025 (unaudited)

Portfolio holdings by industry† (as a percentage of net assets):
Common Stocks
Banks	4.2%
Beverages	5.8
Biotechnology	1.4
Broadline Retail	4.9
Building Products	0.7
Capital Markets	7.8
Communications Equipment	1.6
Consumer Staples Distribution & Retail	0.7
Containers & Packaging	0.7
Electrical Equipment	3.8
Electronic Equipment, Instruments & Components	2.8
Entertainment	1.0
Financial Services	3.5
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	1.4
Household Products	1.6
Insurance	3.1
Interactive Media & Services	3.3
IT Services	2.6
Life Sciences Tools & Services	4.9
Machinery	2.8
Personal Care Products	1.9
Pharmaceuticals	2.8
Professional Services	8.1
Semiconductors & Semiconductor Equipment	6.8
Software	8.1
Specialty Retail	3.7
Technology Hardware, Storage & Peripherals	4.4
Textiles, Apparel & Luxury Goods	1.6
Trading Companies & Distributors	1.1
Subtotal	100.3
Foreign Government Obligations	6.9
Short-Term Investments	3.4
Total Investments	110.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 27, 2025

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: May 27, 2025